Accounts Receivable, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Allowance for estimated credit losses on accounts receivable	$ 67,949		$ 67,949